Revenue Returns Reserve (Detail) (Allowance for Sales Returns [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for Sales Returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning Balance	$ 670
Provision for Returns	6,337	3,433
Returns	(5,780)	(2,763)
Ending Balance	$ 1,227	$ 670